Cash and cash equivalents	6 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

22         Cash and cash equivalents

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Cash at bank and in hand	87,434	110,658	80,620

Cash and cash equivalents for the purposes of the interim consolidated statement of cash flows are as above.